OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

BNY MELLON N.A.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to March 31, 2012

Date of Report (Date of filing): February 14, 2017

Commission File Number of securitizer: 333-01478

Central Index Key Number of securitizer: 0000216543

Stefania Holland, BNY Mellon N.A., (617) 722-3566
Stephen Kudenholdt, Dentons US LLP, (212) 768-6847

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the persons to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure1

No Activity to Report.

1 This filing is being made by BNY Mellon N.A., as successor by merger to Mellon Trust of New England, National Association, as successor to Boston Safe Deposit and Trust Company, which was the securitizer with respect to various transactions issued by Mellon Residential Funding Corporation, as depositor.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

BNY MELLON N.A.

Date: February 14, 2017	By: /s/ Stefania Holland
Name: Stefania Holland
Title: Vice President
(senior officer in charge of securitization of the depositor)